Annual Total Returns - Health Care Portfolio [BarChart] - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Health Care Portfolio - Health Care Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	7.82%
Annual Return 2012	21.39%
Annual Return 2013	56.27%
Annual Return 2014	32.88%
Annual Return 2015	6.57%
Annual Return 2016	(10.68%)
Annual Return 2017	24.02%
Annual Return 2018	7.44%
Annual Return 2019	31.46%
Annual Return 2020	24.43%